Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 1,427,734	$ 1,518,907	$ 1,298,871
Cost of revenue	(1,178,507)	(1,198,715)	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	95,610	143,081	87,858
Changes in net realizable value of agricultural produce after harvest	6,439	(28,437)	1,838
Margin on manufacturing and agricultural activities before operating expenses	351,276	434,836	415,387
General and administrative expenses	(122,122)	(103,880)	(70,320)
Selling expenses	(161,134)	(153,482)	(129,092)
Other operating income, net	26,285	4,824	25,590
Profit from operations	94,305	182,298	241,565
Finance income	35,105	16,808	157,100
Finance costs	(127,134)	(166,441)	(122,087)
Other financial results - Net (loss) / gain of inflation effects on monetary items	(9,209)	2,421	28,816
Financial results, net	(101,238)	(147,212)	63,829
(Loss) / profit before income tax	(6,933)	35,086	305,394
Income tax benefit / (expense)	174	57,015	(78,673)
(Loss) / profit for the year	(6,759)	92,101	226,721
Attributable to:
Equity holders of the parent	(8,348)	92,340	226,291
Non-controlling interest	$ 1,589	$ (239)	$ 430
Earnings per share attributable to the equity holders of the parent during the year:
Basic earnings per share (USD per share)	$ (0.082)	$ 0.900	$ 2.113
Diluted earnings per share (USD per share)	$ (0.082)	$ 0.896	$ 2.105